Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 27, 2019
Other Long-Term Liabilities	The Company had the following other long-term liabilities at April 27, 2019 and April 28, 2018:

	April 27, 2019	April 28, 2018
Deferred rent	$52,707	$50,720
Insurance liabilities	12,615	12,589
Asset retirement obligations	12,949	11,629
Tax liabilities and reserves	3,406	5,124
Other	2,849	4,209
Total other long-term liabilities	$84,526	$84,271